Hawaiian Tax-Free Trust

Schedule of Investments

December 31, 2022

(unaudited)

Principal Amount	General Obligation Bonds (43.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (26.1%)
	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,015,810
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,190,200
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	5,375,487
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	1,842,622
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,365,143
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,048,230

	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,260,187

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,592,070
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,149,199

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	513,205
640,000	4.000%, 09/01/39	Aa1/NR/AA+	637,190
500,000	4.000%, 09/01/40	Aa1/NR/AA+	493,390

	City and County of Honolulu, Hawaii, Series 2021A
1,405,000	4.000%, 07/01/34	Aa1/NR/AA+	1,487,010

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,169,336

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,187,750

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,187,150

	City and County of Honolulu, Hawaii, Series 2022B
3,920,000	5.250%, 07/01/46	Aa1/NR/AA+	4,389,342
5,155,000	5.000%, 07/01/47	Aa1/NR/AA+	5,659,520

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	2,905,217
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	2,919,033
2,095,000	5.000%, 10/01/27	Aa1/NR/AA+	2,228,954
4,510,000	5.000%, 10/01/28	Aa1/NR/AA+	4,797,152
575,000	5.000%, 10/01/29	Aa1/NR/AA+	610,667

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	City and County of Honolulu, Hawaii, Series 2019C
$1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	$1,127,041
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,098,703
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,074,640
1,565,000	4.000%, 08/01/43	Aa1/NR/AA+	1,524,654

	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,056,680
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	887,520
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	998,070
930,000	5.000%, 07/01/43	Aa1/NR/AA+	1,012,407

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,005,331

	City and County of Honolulu, Hawaii, Series 2020F
175,000	5.000%, 07/01/33	Aa1/NR/AA+	200,552
1,250,000	5.000%, 07/01/35	Aa1/NR/AA+	1,410,088

	County of Hawaii, 2016-Series A
1,000,000	5.000%, 09/01/30	Aa2/AA/NR	1,068,800
1,095,000	4.000%, 09/01/35	Aa2/AA/NR	1,125,036

	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	2,582,675
1,970,000	5.000%, 09/01/28	Aa2/NR/AA+	2,151,319
4,175,000	5.000%, 09/01/29	Aa2/NR/AA+	4,557,555

	County of Hawaii, 2016-Series C
370,000	5.000%, 09/01/27	Aa2/AA/NR	396,618

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,573,607
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,046,980

	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,113,893
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,283,620
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	2,606,513
1,000,000	5.000%, 09/01/37	Aa2/AA/AA+	1,113,360

	County of Hawaii BAN
3,000,000	4.030%, 07/19/23	Aa2/AA/NR	2,998,830

	County of Kauai, Hawaii, 2017 Series
300,000	3.000%, 08/01/24	Aa2/NR/AA	300,252
295,000	5.000%, 08/01/25	Aa2/NR/AA	312,213
235,000	5.000%, 08/01/26	Aa2/NR/AA	253,767
285,000	5.000%, 08/01/28	Aa2/NR/AA	313,417
825,000	2.500%, 08/01/29	Aa2/NR/AA	812,147
385,000	5.000%, 08/01/30	Aa2/NR/AA	421,648
200,000	4.000%, 08/01/32	Aa2/NR/AA	209,876
200,000	5.000%, 08/01/37	Aa2/NR/AA	215,116

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	County of Kauai, Hawaii, 2021A Series
$1,000,000	5.000%, 08/01/23	Aa2/NR/AA	$1,011,860

	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa2/AA+/AA+	1,046,662
2,000,000	3.000%, 06/01/28	Aa2/AA+/AA+	2,002,740

	County of Maui, Hawaii, Series 2014 Refunding
1,015,000	5.000%, 06/01/23	Aa2/AA+/AA+	1,023,770
2,015,000	5.000%, 06/01/24	Aa2/AA+/AA+	2,079,137

	County of Maui, Hawaii, Series 2018
2,160,000	5.000%, 09/01/26	Aa2/AA+/AA+	2,336,256
5,060,000	5.000%, 09/01/30	Aa2/AA+/AA+	5,675,903

	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa2/AA+/AA+	803,784
1,295,000	5.000%, 03/01/33	Aa2/AA+/AA+	1,483,461
1,275,000	5.000%, 03/01/34	Aa2/AA+/AA+	1,455,744
1,000,000	5.000%, 03/01/34	Aa2/AA+/AA+	1,149,970
1,200,000	5.000%, 03/01/40	Aa2/AA+/AA+	1,312,608

	County of Maui, Hawaii, Series 2021
1,000,000	4.000%, 03/01/37	Aa2/AA+/AA+	1,020,120

	County of Maui, Hawaii, Series 2022
1,000,000	5.000%, 03/01/33	Aa2/AA+/AA+	1,170,780
925,000	5.000%, 03/01/34	Aa2/AA+/AA+	1,077,773
1,650,000	5.000%, 03/01/38	Aa2/AA+/AA+	1,853,561
3,885,000	5.000%, 03/01/39	Aa2/AA+/AA+	4,342,575
4,075,000	5.000%, 03/01/40	Aa2/AA+/AA+	4,531,482
1,350,000	5.000%, 03/01/41	Aa2/AA+/AA+	1,493,870
1,575,000	5.000%, 03/01/42	Aa2/AA+/AA+	1,739,084
	Total City & County		135,487,932

	State (17.2%)
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	2,070,440

	State of Hawaii, Series EO
3,410,000	5.000%, 08/01/27	NR/AA+/AA	3,532,112
1,735,000	5.000%, 08/01/28	NR/AA+/AA	1,796,853
1,475,000	5.000%, 08/01/29	NR/AA+/AA	1,527,584

	State of Hawaii, Series EO, Refunding
3,195,000	5.000%, 08/01/30	Aa2/AA+/AA	3,306,889

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,138,133
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,181,400

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Hawaii, Series EZ Refunding
$2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	$2,217,189

	State of Hawaii, Series FB
6,225,000	5.000%, 04/01/27	Aa2/AA+/AA	6,683,969
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,341,434

	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	1,370,906

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	876,851
4,055,000	5.000%, 10/01/28	Aa2/AA+/AA	4,394,485
6,460,000	4.000%, 10/01/30	Aa2/AA+/AA	6,729,124

	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	2,775,328
1,215,000	5.000%, 10/01/31	Aa2/AA+/AA	1,336,221

	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	11,224,938
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	1,866,463
4,100,000	5.000%, 01/01/33	Aa2/AA+/AA	4,522,054
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,176,424

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,066,210
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,107,000
2,000,000	4.000%, 01/01/34	Aa2/AA+/AA	2,080,740
3,000,000	5.000%, 01/01/37	Aa2/AA+/AA	3,281,790
6,000,000	5.000%, 01/01/38	Aa2/AA+/AA	6,526,920
400,000	5.000%, 01/01/39	Aa2/AA+/AA	433,616
	Total State		89,565,073
	Total General Obligation Bonds		225,053,005

	Revenue Bonds (48.5%)
	Airport (4.6%)
	State of Hawaii Airport System Revenue Refunding, AMT
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,027,990

	State of Hawaii Airport System Revenue, Series A, AMT
500,000	5.000%, 07/01/29	A1/A+/A+	532,040
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,120,180

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,025,120

	State of Hawaii Airport System Revenue, Series 2020D
300,000	5.000%, 07/01/34	A1/A+/NR	337,647

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (continued)
	State of Hawaii Airport System Revenue, Series 2022A, AMT
$12,000,000	5.000%, 07/01/51	A1/A+/A+	$12,229,320

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
360,000	5.000%, 08/01/23	A2/A/A	363,427
3,435,000	5.250%, 08/01/25	A2/A/A	3,469,797
	Total Airport		24,105,521

	Education (5.4%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	340,571
360,000	4.000%, 01/01/29	NR/BBB+/NR	359,507
540,000	4.000%, 01/01/32	NR/BBB+/NR	534,022
540,000	4.000%, 01/01/33	NR/BBB+/NR	530,944
435,000	3.000%, 01/01/34	NR/BBB+/NR	376,819
300,000	3.000%, 01/01/35	NR/BBB+/NR	255,441
280,000	3.000%, 01/01/36	NR/BBB+/NR	233,181

	University of Hawaii, Revenue Refunding, Medical School, Series E
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	4,971,686
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,080,472

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,063,535
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,274,263
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,192,635
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,128,740

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa3/NR/AA	1,690,891
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,470,009
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,289,747
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	2,957,359

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,005,750

	University of Hawaii, 2020B, Refunding
230,000	5.000%, 10/01/23	Aa3/NR/AA	233,535

	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,127,980
	Total Education		28,117,087

	Housing (0.4%)
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,825,529

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Medical (6.5%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
$1,000,000	5.000%, 07/01/24	A1/NR/AA-	$1,009,700
685,000	5.000%, 07/01/25	A1/NR/AA-	689,953
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,362,818
280,000	5.000%, 07/01/28	A1/NR/AA-	281,344
3,895,000	6.000%, 07/01/33	A1/NR/AA-	3,946,726
20,000	5.500%, 07/01/43	A1/NR/AA-	20,124

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
225,000	5.000%, 07/01/30	A1/NR/AA-	225,862
590,000	5.125%, 07/01/31	A1/NR/AA-	594,248

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,105,000	5.000%, 07/01/23	NR/AA-/AA	1,115,089
3,120,000	5.000%, 07/01/25	NR/AA-/AA	3,274,378
1,715,000	5.000%, 07/01/26	NR/AA-/AA	1,802,105
2,400,000	5.000%, 07/01/27	NR/AA-/AA	2,521,536
850,000	5.000%, 07/01/28	NR/AA-/AA	892,934
15,520,000	5.000%, 07/01/35	NR/AA-/AA	16,069,718
	Total Medical		33,806,535

	Transportation (9.0%)
	State of Hawaii Harbor System, Series 2020A, AMT
1,000,000	4.000%, 07/01/33	Aa3/NR/AA-	1,024,290
495,000	4.000%, 07/01/35	Aa3/NR/AA-	500,762
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	10,018,900
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	8,937,540

	State of Hawaii Harbor System, Series 2020C
300,000	5.000%, 07/01/29	Aa3/NR/AA-	339,501
200,000	4.000%, 07/01/34	Aa3/NR/AA-	207,744
560,000	4.000%, 07/01/37	Aa3/NR/AA-	565,281
875,000	4.000%, 07/01/38	Aa3/NR/AA-	879,524

	State of Hawaii Highway Revenue, Series A
3,500,000	5.000%, 01/01/27	Aa2/AA+/AA	3,767,365
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,381,950
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	4,919,433
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,120,060

	State of Hawaii Highway Revenue, Series 2021
1,010,000	5.000%, 01/01/35	Aa2/AA+/NR	1,147,380
2,800,000	5.000%, 01/01/37	Aa2/AA+/NR	3,129,616
3,000,000	5.000%, 01/01/39	Aa2/AA+/NR	3,325,440
1,290,000	5.000%, 01/01/41	Aa2/AA+/NR	1,417,117
	Total Transportation		46,681,903

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Utility (4.8%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
$10,360,000	3.100%, 05/01/26	Baa1/NR/A-	$10,124,932

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa1/NR/A-	3,731,760

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa1/NR/A-	5,144,076

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa1/NR/A-	494,085

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
7,000,000	3.500%, 10/01/49	Baa1/NR/A-	5,343,800
	Total Utility		24,838,653

	Water & Sewer (16.7%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,010,210
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,062,939

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	549,020
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	1,782,175
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,173,749
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	1,940,028
2,060,000	4.000%, 07/01/39	NR/AAA/AA+	2,068,261

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2021A
500,000	5.000%, 07/01/32	NR/AAA/AA+	579,430
525,000	5.000%, 07/01/33	NR/AAA/AA+	606,438
35,000	4.000%, 07/01/39	NR/AAA/AA+	35,160
2,565,000	4.000%, 07/01/46	NR/AAA/AA+	2,474,071

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2022A
10,000,000	4.000%, 07/01/47	NR/AAA/AA+	9,600,900

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
1,500,000	5.000%, 07/01/24	Aa2/NR/AA	1,549,080
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,214,164

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
$2,085,000	5.000%, 07/01/34	Aa2/NR/AA	$2,220,608

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	675,215

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	6,504,540

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,209,010
770,000	5.000%, 07/01/44	Aa2/NR/AA	826,041

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
1,000,000	4.000%, 07/01/34	Aa2/NR/AA	1,046,270
2,700,000	4.000%, 07/01/38	Aa2/NR/AA	2,720,790

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2022A Green Bond
4,000,000	5.000%, 07/01/47	Aa2/NR/AA	4,368,120
10,000,000	5.250%, 07/01/51	Aa2/NR/AA	11,056,100
19,360,000	5.000%, 07/01/51	Aa2/NR/AA	21,023,992

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,217,640

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,386,715
	Total Water & Sewer		86,900,666

	Other (1.1%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
600,000	5.000%, 04/01/23	A1/NR/NR	602,754
500,000	5.000%, 04/01/24	A1/NR/NR	512,460
945,000	5.000%, 04/01/26	A1/NR/NR	1,010,725
905,000	5.000%, 04/01/29	A1/NR/NR	975,509
840,000	5.000%, 04/01/30	A1/NR/NR	901,984

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	342,573
145,000	5.000%, 11/01/25	Aa3/NR/NR	153,796
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,227,515
	Total Other		5,727,316
	Total Revenue Bonds		252,003,210

Principal Amount	Pre-Refunded Bonds (6.6%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (4.4%)
	State (4.4%)
	State of Hawaii, Series EH
$2,000,000	5.000%, 08/01/30	NR/NR/NR*	$2,023,380
5,000	5.000%, 08/01/30	NR/NR/NR*	5,058

	State of Hawaii, Series EH
4,375,000	5.000%, 08/01/25	Aa2/AA+/AA	4,427,413
1,800,000	5.000%, 08/01/27	Aa2/AA+/NR	1,821,564

	State of Hawaii, Series EO
590,000	5.000%, 08/01/27	NR/NR/NR*	609,647
265,000	5.000%, 08/01/28	NR/NR/NR*	273,825
570,000	5.000%, 08/01/29	NR/NR/NR*	588,981

	State of Hawaii, Series EP, Refunding
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	5,464,114
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	5,484,811

	State of Hawaii, Series ET
2,070,000	5.000%, 10/01/30	Aa2/AA+/AA	2,200,658
	Total Pre-Refunded General Obligation Bonds		22,899,451

	Pre-Refunded Revenue Bonds (2.2%)
	Water & Sewer (2.2%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	1,854,002
875,000	5.000%, 07/01/27	Aa2/NR/AA+	903,761
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,807,523

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
360,000	5.000%, 07/01/29	Aa2/NR/AA+	371,833

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015A
200,000	5.000%, 07/01/40	Aa2/NR/AA	211,426

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,150,000	5.000%, 07/01/30	Aa2/NR/AA	2,272,830
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	3,911,381
	Total Pre-Refunded Revenue Bonds		11,332,756
	Total Pre-Refunded Bonds		34,232,207
	Total Municipal Bonds (cost $533,122,460)		511,288,422

Shares	Short-Term Investment (0.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
717,178	Dreyfus Government Cash Management, Institutional Shares, 4.19%**(cost $717,178)	Aaa-mf/AAAm/NR	$ 717,178

	Total Investments (cost $533,839,638-note b)	98.6%	512,005,600
	Other assets less liabilities	1.4	7,472,189
	Net Assets	100.0%	$519,477,789

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa-mf of Moody's or AAA of S&P and AAAm of S&P	4.4%
	Pre-Refunded Bonds††	6.7
	Aa of Moody's or AA of S&P or Fitch	78.1
	A of Moody's or S&P or Fitch	10.3
	BBB of S&P	0.5
		100.0%

PORTFOLIO ABBREVIATIONS:
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
NR	Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $533,839,638 amounted to $21,834,038 which consisted of aggregate gross unrealized appreciation of $267,526 and aggregate gross unrealized depreciation of $22,101,564.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$717,178
Level 2 – Other Significant Observable Inputs - Municipal Bonds	511,288,422
Level 3 – Significant Unobservable Inputs	—
Total	$512,005,600

+ See schedule of investments for a detailed listing of securities.